INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	$ 3,095	$ 2,503	$ 19,688
Domestic
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	4,935	(5,352)	5,766
US
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	(1,214)	8,712	11,578
International
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	$ (626)	$ (857)	$ 2,344